CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Condensed Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and cash equivalents	$ 21,793	$ 27,811	$ 25,784	$ 11,334
Accounts receivable	89,581	92,908
Insurance receivable	0	25,000
Due from affiliate	0	0
Other current assets	3,573	3,600
Total current assets	114,947	149,319
Property, plant and equipment, net	1,812,783	1,622,640
Intangible assets, net	461,310	489,282
Investment in equity method investees	751,168	706,172
Goodwill	16,211	265,062	319,261
Other noncurrent assets	8,253	9,987
Investment in subsidiaries	0	0
Total assets	3,164,672	3,242,462	2,282,046
Liabilities [Abstract]
Trade accounts payable	40,808	38,391
Due to affiliate	1,149	2,711
Deferred revenue	677	2,377	1,555
Ad valorem taxes payable	10,271	9,179
Accrued interest	17,483	18,858
Accrued environmental remediation	7,900	25,000
Other current liabilities	13,297	15,307
Total current liabilities	91,585	111,823
Long-term debt	1,267,270	1,232,207
Deferred revenue	45,486	55,239	29,683
Noncurrent accrued environmental remediation	5,764	5,000
Other noncurrent liabilities	7,268	7,515
Total liabilities	1,417,373	1,411,784
Total partners' capital	1,747,299	1,830,678	1,395,806	1,028,355
Total liabilities and partners' capital	3,164,672	3,242,462
SMLP
Assets
Cash and cash equivalents	73	7,531	6,291	5,056
Accounts receivable	0	0
Insurance receivable		0
Due from affiliate	3,168	764
Other current assets	540	907
Total current assets	3,781	9,202
Property, plant and equipment, net	1,178	1,351
Intangible assets, net	0	0
Investment in equity method investees	0	0
Goodwill	0	0
Other noncurrent assets	3,480	3,771
Investment in subsidiaries	2,438,395	2,419,433
Total assets	2,446,834	2,433,757
Liabilities [Abstract]
Trade accounts payable	482	1,144
Due to affiliate	360,243	163,565
Deferred revenue	0	0
Ad valorem taxes payable	9	23
Accrued interest	0	0
Accrued environmental remediation	0	0
Other current liabilities	4,558	1,622
Total current liabilities	365,292	166,354
Long-term debt	332,500	435,000
Deferred revenue	0	0
Noncurrent accrued environmental remediation	0	0
Other noncurrent liabilities	1,743	1,725
Total liabilities	699,535	603,079
Total partners' capital	1,747,299	1,830,678
Total liabilities and partners' capital	2,446,834	2,433,757
Co-Issuers
Assets
Cash and cash equivalents	12,407	11,621	125	170
Accounts receivable	0	0
Insurance receivable		0
Due from affiliate	151,443	63,239
Other current assets	0	0
Total current assets	163,850	74,860
Property, plant and equipment, net	0	0
Intangible assets, net	0	0
Investment in equity method investees	0	0
Goodwill	0	0
Other noncurrent assets	4,611	6,027
Investment in subsidiaries	3,222,187	3,154,626
Total assets	3,390,648	3,235,513
Liabilities [Abstract]
Trade accounts payable	0	0
Due to affiliate	0	0
Deferred revenue	0	0
Ad valorem taxes payable	0	0
Accrued interest	17,483	18,858
Accrued environmental remediation	0	0
Other current liabilities	0	15
Total current liabilities	17,483	18,873
Long-term debt	934,770	797,207
Deferred revenue	0	0
Noncurrent accrued environmental remediation	0	0
Other noncurrent liabilities	0	0
Total liabilities	952,253	816,080
Total partners' capital	2,438,395	2,419,433
Total liabilities and partners' capital	3,390,648	3,235,513
Guarantor subsidiaries
Assets
Cash and cash equivalents	6,930	7,353	13,942	6,108
Accounts receivable	84,021	89,201
Insurance receivable		0
Due from affiliate	207,651	97,615
Other current assets	2,672	2,610
Total current assets	301,274	196,779
Property, plant and equipment, net	1,462,623	1,412,998
Intangible assets, net	438,093	477,734
Investment in equity method investees	0	0
Goodwill	16,211	265,062
Other noncurrent assets	162	189
Investment in subsidiaries	0	0
Total assets	2,218,363	2,352,762
Liabilities [Abstract]
Trade accounts payable	18,489	23,711
Due to affiliate	0	0
Deferred revenue	677	2,377
Ad valorem taxes payable	9,881	9,095
Accrued interest	0	0
Accrued environmental remediation	0	0
Other current liabilities	7,405	12,552
Total current liabilities	36,452	47,735
Long-term debt	0	0
Deferred revenue	45,486	55,239
Noncurrent accrued environmental remediation	0	0
Other noncurrent liabilities	5,503	5,790
Total liabilities	87,441	108,764
Total partners' capital	2,130,922	2,243,998
Total liabilities and partners' capital	2,218,363	2,352,762
Non-guarantor subsidiaries
Assets
Cash and cash equivalents	2,383	1,306	5,426	0
Accounts receivable	5,560	3,707
Insurance receivable		25,000
Due from affiliate	0	0
Other current assets	361	83
Total current assets	8,304	30,096
Property, plant and equipment, net	348,982	208,291
Intangible assets, net	23,217	11,548
Investment in equity method investees	751,168	706,172
Goodwill	0	0
Other noncurrent assets	0	0
Investment in subsidiaries	0	0
Total assets	1,131,671	956,107
Liabilities [Abstract]
Trade accounts payable	21,837	13,536
Due to affiliate	3,168	764
Deferred revenue	0	0
Ad valorem taxes payable	381	61
Accrued interest	0	0
Accrued environmental remediation	7,900	25,000
Other current liabilities	1,334	1,118
Total current liabilities	34,620	40,479
Long-term debt	0	0
Deferred revenue	0	0
Noncurrent accrued environmental remediation	5,764	5,000
Other noncurrent liabilities	22	0
Total liabilities	40,406	45,479
Total partners' capital	1,091,265	910,628
Total liabilities and partners' capital	1,131,671	956,107
Consolidating adjustments
Assets
Cash and cash equivalents	0	0	$ 0	$ 0
Accounts receivable	0	0
Insurance receivable		0
Due from affiliate	(362,262)	(161,618)
Other current assets	0	0
Total current assets	(362,262)	(161,618)
Property, plant and equipment, net	0	0
Intangible assets, net	0	0
Investment in equity method investees	0	0
Goodwill	0	0
Other noncurrent assets	0	0
Investment in subsidiaries	(5,660,582)	(5,574,059)
Total assets	(6,022,844)	(5,735,677)
Liabilities [Abstract]
Trade accounts payable	0	0
Due to affiliate	(362,262)	(161,618)
Deferred revenue	0	0
Ad valorem taxes payable	0	0
Accrued interest	0	0
Accrued environmental remediation	0	0
Other current liabilities	0	0
Total current liabilities	(362,262)	(161,618)
Long-term debt	0	0
Deferred revenue	0	0
Noncurrent accrued environmental remediation	0	0
Other noncurrent liabilities	0	0
Total liabilities	(362,262)	(161,618)
Total partners' capital	(5,660,582)	(5,574,059)
Total liabilities and partners' capital	$ (6,022,844)	$ (5,735,677)